UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/11

Item 1.  Reports to Stockholders.

Toews Hedged Emerging Markets Fund

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged International Developed Markets Fund

Toews Hedged Large Cap Fund

Toews Hedged Small & Mid Cap Fund

Semi-Annual Report

October 31, 2011

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholders,

Investing in equities and high yield bonds has the potential to generate above inflation returns for investors.  Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles.  As a consequence financial markets are ideal for risk amelioration strategies.  The objective of our strategy is to provide investors access to financial markets while reducing the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements.  When prices are rising, the system is fully invested in equities and we attempt to replicate the underlying index of the fund being managed.  At every point during a rising market our system maintains an exit point at some percent below the market at which we will exit.  As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining.  Just as our hedging point slowly increases during rising markets, our point of re-entry into the markets adjusts lower as markets move lower.  The longer that declines last, the more likely it is that we will re-enter the market at a lower point than we exited.  During severe declines the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event.  If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level.  This can happen several days or several weeks after a hedge is initiated.  The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In simple language, our system attempts to reduce the risk of significant loss.  But there may be a cost to implementing this system which can be realized if the funds under perform their benchmarks.  Ideal investors for our funds are those for whom loss avoidance is paramount.

Over the past 12 months ending October 31, 2011, the markets have been generally rising, with the S&P 500 higher by 8.1%.  Our funds each saw several short term exit and re-entries into the markets during the course of the year. As a result of these short term exit and re-entries, our funds generally under performed their benchmarks.

Our Outlook

The US economy registered 2% GDP growth for the 3rd quarter of 2011.  Economists are mixed on their forecasts to 2011 between 1% and 3% annualized GDP growth.

The markets are characterized by improving global corporate earnings with a back drop of high debt levels in the U.S. private sector and ominous balance sheets at US and International banks.  In addition, the fiscal status of local and state governments in the United States, combined with high federal debt levels, is a set up for high volatility.  If the global economy continues to grow, it will reduce pressure on indebted entities and create the possibility for increases in equities markets.  However, there is very little slack in the economy if growth falters.  Should U.S. and global GDP measures turn lower, it could set us up for another episode of major losses across global financial assets.  Our system affords us the ability to stay committed to markets as long as they are rising, and to exit once they turn lower and if markets turn bearish.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews

Randall D. Schroeder

Co-Portfolio Manager

Co-Portfolio Manager

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

2631-NLD-12/13/2011

Toews Hedged Emerging Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2011*

Non-Annualized Total Returns as of October 31, 2011
	Six Months	1 Year	Since Inception*
Toews Hedged Emerging Markets Fund	-22.08%	-21.84%	0.43%
S&P 500 Total Return Index	-7.11%	8.09%	17.64%
MSCI Emerging Markets Index	-15.91%	-7.72%	17.58%

* Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since October 31, 2011.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.  Total return figures are since October 31, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.15%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2011
		Percent of
		Net Assets
Bonds & Notes		37.9%
Short-Term Investments		39.2%
Assets in Excess of Other Liabilities		22.9%
		100.0%

Toews Hedged Growth Allocation Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2011*

Non-Annualized Total Returns as of October 31, 2011
	Six Months	1 Year	Since Inception*
Toews Hedged Growth Allocation Fund	-11.44%	-4.84%	-2.67%
S&P 500 Total Return Index	-7.11%	8.09%	11.22%

* Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since October 31, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.93%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2011
		Percent of
		Net Assets
Exchange Traded Funds - Debt Funds		23.8%
Bonds & Notes		24.1%
Short-Term Investments		45.9%
Assets in Excess of Other Liabilities		6.2%
		100.0%

Toews Hedged High Yield Bond Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2011*

Non-Annualized Total Returns as of October 31, 2011
	Six Months	1 Year	Since Inception*
Toews Hedged High Yield Bond Fund	0.34%	4.48%	9.06%
BofA Merrill Lynch High Yield Cash Pay Index	-1.14%	4.81%	11.26%

* Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.  Total return figures are since October 31, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.36%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2011
		Percent of
		Net Assets
Mutual Funds - Debt Funds		97.3%
Exchange Traded Funds - Debt Funds		2.6%
Short-Term Investments		0.4%
Liabilities in Excess of Other Assets		(0.3)%
		100.0%

Toews Hedged International Developed Markets Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2011*

Non-Annualized Total Returns as of October 31, 2011
		Six Months	1 Year	Since Inception*
Toews Hedged International Developed Markets Fund		-15.12%	-13.96%	-5.58%
The MSCI EAFE Index		-14.90%	-4.08%	11.13%

* Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.  Total return figures are since October 31, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.10%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

	PORTFOLIO ANALYSIS (Unaudited)
	As of October 31, 2011
			Percent of
			Net Assets
	Bonds & Notes		18.8%
	Short-Term Investments		74.9%
	Assets in Excess of Other Liabilities		6.3%
			100.0%

Toews Hedged Large Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2011*

Non-Annualized Total Returns as of October 31, 2011
		Six Months	1 Year	Since Inception*
Toews Hedged Large Cap Fund		-11.92%	-3.43%	1.67%
S&P 500 Total Return Index		-7.11%	8.09%	14.51%

* Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Total return figures are since October 31, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 2.11%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

	PORTFOLIO ANALYSIS (Unaudited)
	As of October 31, 2011
			Percent of
			Net Assets
	Bonds & Notes		21.0%
	Short-Term Investments		68.0%
	Assets in Excess of Other Liabilities		11.0%
			100.0%

Toews Hedged Small & Mid Cap Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through October 31, 2011*

Non-Annualized Total Returns as of October 31, 2011
	Six Months	1 Year	Since Inception*
Toews Hedged Small & Mid Cap Fund	-14.82%	-1.26%	2.32%
S&P Midcap 400 Total Return Index	-11.93%	8.55%	15.79%
Russell 2000 Total Return Index	-13.76%	6.71%	13.14%

* Commencement of operations is June 4, 2010.

The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis. Investors cannot invest directly in an index or benchmark.  Total return figures are since October 31, 2011.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.  Total return figures are since October 31, 2011.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.70%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of October 31, 2011
		Percent of
		Net Assets
Bonds & Notes		14.3%
Short-Term Investments		66.1%
Assets in Excess of Other Liabilities		19.6%
		100.0%

Toews Hedged Emerging Markets Fund
Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Market Value

	BONDS & NOTES - 38.0%
	BUILDING MATERIALS - 0.5%
70,000	Schulte Corp., 0.42%, 9/1/2024	$ 70,000

	COMMERCIAL SERVICES- 3.9%
101,000	Allen Temple African Methodist Episcopal Church, 0.47%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.47%, 8/1/27	65,200
100,000	Executive Management Decisions, Inc., 0.42%, 10/1/44	100,000
295,000	St. Ursula Villa of Cincinnati, Inc., 0.47%, 9/1/24	295,000
		561,200
	DIVERSIFIED FINANCIAL SERVICES - 5.9%
23,000	Chatham Capital Corp., 0.42%, 11/1/28	23,000
35,000	Four Flags Properties, Inc., 0.47%, 10/1/28	35,000
298,250	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.42%, 12/1/44	298,250
37,000	ILH LLC, 0.47%, 11/1/35	37,000
73,600	Kalamazoo Funding Co. LLC, 0.42%, 12/15/26	73,600
47,000	North Fountain View Development Co., LLC, 0.47%, 12/1/35	47,000
183,000	RDV Finance LLC, 0.42%, 3/1/40	183,000
16,000	Reynolds Road Fitness Center, Inc., 0.47%, 1/1/19	16,000
36,000	Tice Family LLC, 0.47%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.47%, 4/1/25	100,000
		848,850
	FOREST PRODUCTS & PAPER - 0.8%
120,000	Envelope Printery, Inc., 0.47%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 1.9%
91,000	Kingston Care Center of Fort Wayne LLC, 0.42%, 7/1/27	91,000
58,000	MHRC LLC, 0.42%, 4/1/34	58,000
120,000	Spartan Medical Facility LP, 0.47%, 12/1/26	120,000
		269,000
	INVESTMENT COMPANIES - 0.2%
28,000	Pomeroy Investments, LLC, 0.47%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 2.1%
297,000	O.E. Meyer Co., 0.47%, 12/1/13	297,000

	MUNICIPAL - 16.1%
940,000	City of Oak Forest IL, 0.32%, 7/1/24	940,000
1,375,000	Metropolitan Government Nashville & Davidson, 0.32%, 4/1/22	1,375,000
		2,315,000
	REAL ESTATE - 3.5%
245,000	Consolidated Equities LLC, 0.47%, 12/4/25	245,000
260,000	Genesys Medsports LLC, 0.42%, 1/1/27	260,000
		505,000
	STORAGE/WAREHOUSING - 3.1%
444,000	Security Self Storage, 0.47%, 5/1/35	444,000

	TOTAL BONDS & NOTES (Cost 5,458,050)	5,458,050

Shares	SHORT-TERM INVESTMENTS - 39.2%
5,641,339	AIM STIT - Liquid Assets Portfolio, to yield 0.04% *	5,641,339
	(Cost - $5,641,339)(a)

See accompanying notes to financial statements.

Toews Hedged Emerging Markets Fund
Portfolio of Investments
October 31, 2011 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 77.2%
	(Cost - $11,099,389)(a)	$ 11,099,389
	ASSETS IN EXCESS OF OTHER LIABILITIES - 22.8%	3,283,923
	NET ASSETS - 100.0%	$ 14,383,312

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
97	MSCI Emerging Markets E-Mini maturing December 2011	$ (2,265)
	(Underlying Face Amount at Value $4,736,510)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
October 31, 2011 (Unaudited)

Shares		Market Value

	EXCHANGE TRADED FUNDS - 23.7%
	DEBT FUNDS - 23.7%
1	American Century High-Yield Fund	$ 9
1	Fifth Third High Yield Bond Fund	10
1	Forward High Yield Bond Fund	10
1	Hartford High Yield Fund	8
1	Hartford High Yield Fund Class I	10
1,500	iShares iBoxx $ High Yield Corporate Bond Fund	133,920
1	MFS High Yield Opportunities Fund	7
242,126	PIMCO High Yield Fund	2,200,926
2	Pioneer Global High Yield Fund	16
1	Pioneer High Yield Fund	12
65,852	Principal High Yield Fund - Institutional Class	727,669
94,541	Principal High Yield Fund I - Institutional Class	727,024
133,953	Prudential High Yield Fund Inc	724,684
111,492	RidgeWorth SEIX High Yield Bond Fund	1,065,861
147,767	SEI Institutional Managed Trust - High Yield Bond Fund	1,062,443
3,500	SPDR Barclays Capital High Yield Bond ETF	136,395
1	Touchstone High Yield Fund	9
	TOTAL EXCHANGE TRADED FUNDS (Cost - $6,555,894)	6,779,013

Principal	BONDS & NOTES - 24.0%
	BUILDING MATERIALS - 0.3%
70,000	Schulte Corp., 0.42%, 9/1/2024	70,000

	COMMERCIAL SERVICES - 5.6%
101,000	Allen Temple African Methodist Episcopal Church., 0.47%, 7/1/2022	101,000
65,200	Cincinnati Bar Association, 0.47%, 8/1/2021	65,200
1,137,000	Executive Management Decision, Inc., 0.42%, 10/1/2044	1,137,000
295,000	St. Ursula Villa of Cincinnati, Inc., 0.47%, 9/1/2024	295,000
		1,598,200
	DIVERSIFIED FINANCIAL SERVICES - 7.7%
645,250	Board of Church Extension of Disciples of Christ, Inc., 0.47% , 8/1/2056	645,250
23,000	Chatham Capital Corp., 0.42%, 11/1/2028	23,000
710,000	Fornell Association LLC, 0.47%, 7/1/2023	710,000
35,000	Four Flags Properties, Inc., 0.47%, 10/1/2028	35,000
298,250	Harlan Development Co. LLC/Scott Pet Products, Inc., 0.42%, 12/1/2044	298,250
37,600	ILH LLC, 0.47%, 11/1/2035	37,000
73,600	Kalamazoo Funding Co. LLC, 0.42%, 12/15/2026	73,600
47,000	North Fountain View Development Co. LLC, 0.47%, 12/1/2035	47,000
185,000	RDV Finance LLC, 0.42%, 3/1/2040	185,000
16,000	Reynolds Road Fitness Center, Inc., 0.47%, 1/1/2019	16,000
36,000	Tice Family LLC, 0.47%, 12/1/2035	36,000
100,000	Willow Interest LLC, 0.47%, 4/1/2025	100,000
		2,206,100
	FOREST PRODUCTS & PAPER - 0.4%
120,000	Envelope Printery, Inc., 0.47%, 3/1/2027	120,000

	HEALTHCARE- SERVICES - 0.9%
91,000	Kingston Care Center of Fort Wayne LLC, 0.42%, 7/1/2027	91,000
58,000	MHRC LLC, 0.42%, 4/1/2034	58,000
120,000	Spartan Medical Facility LP, 0.47%, 12/1/2026	120,000
		269,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investment LLC, 0.47%, 6/1/2022	28,000

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Portfolio of Investments
October 31, 2011 (Unaudited) (Continued)

	MACHINERY- DIVERSIFIED - 1.0%
297,000	O.E. Meyer Co., 0.47%, 12/1/2013	$ 297,000

	MUNICIPAL - 5.5%
250,000	Bonita Community Health Center, Inc., 0.42%, 12/1/2031	250,000
940,000	City of Oak Forest IL, 0.32%, 7/1/2024	940,000
375,000	Metropolitan Government Nashville & Davidson, 0.32%, 4/1/2022	375,000
		1,565,000
	REAL ESTATE - 0.9%
260,000	Genesys Medsports, LLC, 0.42%, 1/1/2027	260,000

	STORAGE/WAREHOUSING - 1.6%
444,000	Security Self Storage, Inc., 0.47%, 5/1/2035	444,000

	TOTAL BONDS & NOTES (Cost 6,857,300)	6,857,300

Shares	SHORT-TERM INVESTMENTS - 45.8%
13,091,093	AIM STIT - Liquid Assets Portfolio, to yield 0.04% *	13,091,093
	(Cost $13,091,093)

	TOTAL INVESTMENTS - 93.5% (Cost - $26,504,287)(a)	$ 26,727,406
	ASSETS IN EXCESS OF OTHER LIABILITIES - 6.5%	1,837,976
	NET ASSETS - 100.0%	$ 28,565,382

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
115	MSCI EAFE Index maturing December 2011	$ (364,815)
9	NASDAQ 100 maturing December 2011	(900)
59	Russell Mini maturing December 2011	226,152
13	S&P 500 maturing December 2011	124,725
51	S&P Midcap 400 E-Mini maturing December 2011	213,476
	TOTAL FUTURES CONTRACTS	$ 198,638
	(Underlying Face Amount at Value $23,576,780)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 223,122
Unrealized depreciation:		(4)
Net unrealized appreciation:		$ 223,118

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments
October 31, 2011 (Unaudited)

Shares		Market Value

	MUTUAL FUNDS - 97.2%
	DEBT FUNDS - 97.2%
1	American Century High-Yield Fund - Investor Class	$ 6
1	Fifth Third High Yield Bond Fund - Institutional Class	10
1	Forward High Yield Bond Fund - Institutional Class	10
1	Hartford High Yield Fund - Institutional Class	7
1	Hartford High Yield Fund - Class R5	7
1	MFS High Yield Opportunities Fund - Class R4	6
1,485,787	PIMCO High Yield Fund - Institutional Class	13,505,799
1	Pioneer Global High Yield Fund - Class Z	12
2	Pioneer High Yield Fund - Class Z	18
411,572	Principal High Yield Fund - Institutional Class	4,547,871
590,718	Principal High Yield Fund I - Institutional Class	4,542,626
836,350	Prudential High Yield Fund Inc. - Class Z	4,524,653
695,068	RidgeWorth SEIX High Yield Bond Fund - Institutional Class	6,644,849
921,090	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	6,622,636
1	Touchstone High Yield Fund - Class Y	9
	TOTAL MUTUAL FUNDS (Cost - $39,015,705)	40,388,519

	EXCHANGE TRADED FUNDS - 2.6%
	DEBT FUNDS - 2.6%
6,200	iShares iBoxx $ High Yield Corporate Bond Fund	553,536
13,800	SPDR Barclays Capital High Yield Bond ETF	537,786
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,074,267)	1,091,322

	SHORT-TERM INVESTMENTS - 0.4%
163,131	AIM STIT - Liquid Assets Portfolio, to yield 0.04% *	163,131
	(Cost $163,131)

	TOTAL INVESTMENTS - 100.2% (Cost - $40,253,103)(a)	$ 41,642,972
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(92,904)
	NET ASSETS - 100.0%	$ 41,550,068

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 1,389,872
Unrealized depreciation:		(3)
Net unrealized appreciation:		$ 1,389,869

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Market Value

	BONDS & NOTES - 18.8%
	BUILDING MATERIALS - 0.2%
70,000	Schulte Corp., 0.42%, 9/1/2024	$ 70,000

	COMMERCIAL SERVICES- 5.3%
101,000	Allen Temple African Methodist Episcopal Church, 0.47%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.47%, 8/1/27	65,200
1,137,000	Executive Management Decisions, Inc., 0.42%, 10/1/44	1,137,000
290,000	Science & Tech Campus Corp., 0.47%, 11/1/20	290,000
295,000	St. Ursula Villa of Cincinnati, Inc., 0.47%, 9/1/24	295,000
		1,888,200
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
23,000	Chatham Capital Corp., 0.42%, 11/1/28	23,000
35,000	Four Flags Properties, Inc., 0.47%, 10/1/28	35,000
298,250	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.42%, 12/1/44	298,250
37,000	ILH LLC, 0.47%, 11/1/35	37,000
73,600	Kalamazoo Funding Co. LLC, 0.42%, 12/15/26	73,600
47,000	North Fountain View Development Co., LLC, 0.47%, 12/1/35	47,000
183,000	RDV Finance LLC, 0.42%, 3/1/40	183,000
16,000	Reynolds Road Fitness Center, Inc., 0.47%, 1/1/19	16,000
36,000	Tice Family LLC, 0.47%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.47%, 4/1/25	100,000
		848,850
	FOREST PRODUCTS & PAPER - 0.3%
120,000	Envelope Printery, Inc., 0.47%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 0.8%
91,000	Kingston Care Center of Fort Wayne LLC, 0.42%, 7/1/27	91,000
58,000	MHRC LLC, 0.42%, 4/1/34	58,000
120,000	Spartan Medical Facility LP, 0.47%, 12/1/26	120,000
		269,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investments, LLC, 0.47%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 0.8%
297,000	O.E. Meyer Co., 0.47%, 12/1/13	297,000

	MUNICIPAL - 6.9%
250,000	Bonita Community Health, 0.42%, 12/1/31	250,000
940,000	City of Oak Forest IL, 0.32%, 7/1/24	940,000
895,000	County of Hamilton, 0.32%, 11/1/23	895,000
375,000	Metropolitan Government Nashville & Davidson, 0.32%, 4/1/22	375,000
		2,460,000
	REAL ESTATE - 0.7%
260,000	Genesys Medsports LLC, 0.42%, 1/1/27	260,000

	STORAGE/WAREHOUSING - 1.3%
444,000	Security Self Storage, Inc., 0.47%, 5/1/35	444,000

	TOTAL BONDS & NOTES (Cost 6,685,050)	6,685,050

Shares	SHORT-TERM INVESTMENTS - 74.9%
26,557,494	AIM STIT - Liquid Assets Portfolio, to yield 0.04% *	26,557,494
	(Cost $26,557,494)

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Portfolio of Investments
October 31, 2011 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 93.7%
	(Cost - $33,242,544)(a)	$ 33,242,544
	ASSETS IN EXCESS OF OTHER LIABILITIES - 6.3%	2,233,928
	NET ASSETS - 100.0%	$ 35,476,472

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
493	MSCI EAFE Index maturing December 2011	$ (1,554,380)
	(Underlying Face Amount at Value $36,504,185)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Market Value

	BONDS & NOTES - 21.5%
	BUILDING MATERIALS - 0.2%
70,000	Schulte Corp., 0.42%, 9/1/2024	$ 70,000

	COMMERCIAL SERVICES- 5.0%
101,000	Allen Temple African Methodist Episcopal Church, 0.47%, 7/1/22	101,000
65,200	Cincinnati Bar Association, 0.47%, 8/1/27	65,200
1,137,000	Executive Management Decisions, Inc., 0.42%, 10/1/44	1,137,000
295,000	St. Ursula Villa of Cincinnati, Inc., 0.47%, 9/1/24	295,000
		1,598,200
	DIVERSIFIED FINANCIAL SERVICES - 3.1%
23,000	Chatham Capital Corp., 0.42%, 11/1/28	23,000
35,000	Four Flags Properties, Inc., 0.47%, 10/1/28	35,000
298,250	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.42%, 12/1/44	298,250
37,000	ILH LLC, 0.47%, 11/1/35	37,000
73,600	Kalamazoo Funding Co. LLC, 0.42%, 12/15/26	73,600
139,000	Main Street Properties, 0.00%, 2/1/24	139,000
47,000	North Fountain View Development Co., LLC, 0.47%, 12/1/35	47,000
183,000	RDV Finance LLC, 0.42%, 3/1/40	183,000
16,000	Reynolds Road Fitness Center, Inc., 0.47%, 1/1/19	16,000
36,000	Tice Family LLC, 0.47%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.47%, 4/1/25	100,000
		987,850
	FOREST PRODUCTS & PAPER - 0.4%
120,000	Envelope Printery, Inc., 0.47%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 0.8%
91,000	Kingston Care Center of Fort Wayne, LLC, 0.42%, 7/1/27	91,000
58,000	MHRC LLC, 0.42%, 4/1/34	58,000
120,000	Spartan Medical Facility LP, 0.47%, 12/1/26	120,000
		269,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investments, LLC, 0.47%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 0.9%
297,000	O.E. Meyer Co., 0.47%, 12/1/13	297,000

	MUNICIPAL - 8.7%
940,000	City of Oak Forest IL, 0.32%, 7/1/24	940,000
1,750,000	Michigan Finance Authority - Healthcare Equipment Loan, 0.00%, 12/1/32	1,750,000
100,000	Michigan Strategic Fund - Cavaliere 9 Mile, LLC, 0.00%, 10/1/25	100,000
		2,790,000
	REAL ESTATE - 0.8%
260,000	Genesys Medsports LLC, 0.42%, 1/1/27	260,000

	STORAGE/WAREHOUSING - 1.4%
444,000	Security Self Storage, Inc., 0.47%, 5/1/35	444,000

	TOTAL BONDS & NOTES (Cost 6,864,050)	6,864,050

Shares
	SHORT-TERM INVESTMENTS - 68.0%
21,632,542	AIM STIT - Liquid Assets Portfolio, to yield 0.04% *	21,632,542
	(Cost $21,632,542)

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Portfolio of Investments
October 31, 2011 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 89.5%
	(Cost - $28,496,592)(a)	$ 28,496,592
	ASSETS IN EXCESS OF OTHER LIABILITIES - 10.5%	3,331,094
	NET ASSETS - 100.0%	$ 31,827,686

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
43	NASDAQ 100 maturing December 2011	$ 21,350
73	S&P 500 maturing December 2011	662,100
	TOTAL FUTURES CONTRACTS	$ 683,450
	(Underlying Face Amount at Value $32,930,525)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
October 31, 2011 (Unaudited)

Principal		Market Value

	BONDS & NOTES - 14.3%
	AUTO PARTS & EQUIPMENT - 1.2%
567,000	American Made LLC, 0.47%, 12/1/24	$ 567,000

	BUILDING MATERIALS - 0.1%
70,000	Schulte Corp., 0.42%, 9/1/2024	70,000

	COMMERCIAL SERVICES- 3.4%
101,000	Allen Temple African Methodist Episcopal Church, 0.47%, 7/1/22	101,000
65,201	Cincinnati Bar Association, 0.47%, 8/1/27	65,200
1,137,000	Executive Management Decisions, Inc., 0.42%, 10/1/44	1,140,100
295,000	St. Ursula Villa of Cincinnati, Inc., 0.47%, 9/1/24	295,000
		1,601,300
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
23,000	Chatham Capital Corp., 0.42%, 11/1/28	23,000
35,000	Four Flags Properties, Inc., 0.47%, 10/1/28	35,000
298,250	Harlan Development Co., LLC/Scott Pet Products, Inc., 0.42%, 12/1/44	298,250
37,000	ILH LLC, 0.47%, 11/1/35	37,000
73,600	Kalamazoo Funding Co. LLC, 0.42%, 12/15/26	73,600
47,000	North Fountain View Development Co., LLC, 0.47%, 12/1/35	47,000
183,000	RDV Finance LLC, 0.42%, 3/1/40	183,000
16,000	Reynolds Road Fitness Center, Inc., 0.47%, 1/1/19	16,000
36,000	Tice Family LLC, 0.47%, 12/1/35	36,000
100,000	Willow Interest LLC, 0.47%, 4/1/25	100,000
		848,850
	FOREST PRODUCTS & PAPER - 0.3%
120,000	Envelope Printery, Inc., 0.47%, 3/1/27	120,000

	HEALTHCARE - SERVICES - 0.6%
91,000	Kingston Care Center of Fort Wayne LLC, 0.42%, 7/1/27	91,000
58,000	MHRC LLC, 0.42%, 4/1/34	58,000
122,000	Spartan Medical Facility LP, 0.47%, 12/1/26	122,000
		271,000
	INVESTMENT COMPANIES - 0.1%
28,000	Pomeroy Investments, LLC, 0.47%, 6/1/22	28,000

	MACHINERY - DIVERSIFIED - 0.6%
297,000	O.E Meyer Co., 0.47%, 12/1/13	297,000

	MUNICIPAL - 4.8%
940,000	City of Oak Forest IL, 0.32%, 7/1/24	940,000
960,000	Genesse County, 0.36%, 4/1/30	960,000
375,000	Metropolitan Government Nashville & Davidson, 0.32%, 4/1/22	375,000
		2,275,000
	REAL ESTATE - 0.5%
260,000	Genesys Medsports LLC, 0.42%, 1/1/27	260,000

	STORAGE/WAREHOUSING - 0.9%
444,000	Security Self- Storage, Inc. 0.47%, 5/1/35	444,000

	TOTAL BONDS & NOTES (Cost 6,782,150)	6,782,150

Shares	SHORT-TERM INVESTMENTS - 66.1%
31,333,909	AIM STIT - Liquid Assets Portfolio, to yield 0.04% *	31,333,909
	(Cost $31,333,909)

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Portfolio of Investments
October 31, 2011 (Unaudited)(Continued)

	TOTAL INVESTMENTS - 80.4%
	(Cost - $38,116,059)(a)	$ 38,116,059
	ASSETS IN EXCESS OF OTHER LIABILITIES - 19.6%	9,291,448
	NET ASSETS - 100.0%	$ 47,407,507

Number of Contracts		Unrealized Appreciation
	FUTURES CONTRACTS
275	S&P Midcap 400 E-Mini maturing December 2011	$ 1,121,846
328	Russell Mini maturing December 2011	1,253,783
	TOTAL FUTURES CONTRACTS	$ 2,375,629
	(Underlying Face Amount at Value $48,616,790)

* Money market fund; interest rate reflects seven-day effective yield on October 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
October 31, 2011 (Unaudited)

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at cost	$ 11,099,389	$ 26,504,287	$ 40,253,103	$ 33,242,544	$ 28,496,592	$ 38,116,059
Investments, at value	$ 11,099,389	$ 26,727,406	$ 41,642,972	$ 33,242,544	$ 28,496,592	$ 38,116,059
Deposit with broker	3,425,758	1,691,594	-	3,816,432	2,668,404	6,953,642
Variation margin receivable	-	198,638	-	-	683,450	2,375,629
Dividends and interest receivable	2,153	18,170	94,671	3,195	2,973	3,395
Receivable for fund shares sold	611	96,608	28,563	23,696	17,484	27,417
Prepaid expenses and other assets	3,820	12,635	6,616	6,464	6,494	6,559
Total Assets	14,531,731	28,745,051	41,772,822	37,092,331	31,875,397	47,482,701

LIABILITIES:
Accrued Advisory Fees	94,634	12,928	27,659	24,400	20,177	31,493
Variation margin payable	2,265	-	-	1,550,290	-	-
Payable for securities purchased	-	125,935	167,477	-	-	-
Payable for fund shares redeemed	18,791	15,900	14,131	23,233	15,601	23,432
Payable to Affiliates	16,400	11,016	1,546	8,612	4,769	7,322
Accrued expenses and other liabilities	16,329	13,890	11,941	9,324	7,164	12,947
Total Liabilities	148,419	179,669	222,754	1,615,859	47,711	75,194

Net Assets	$ 14,383,312	$ 28,565,382	$ 41,550,068	$ 35,476,472	$ 31,827,686	$ 47,407,507

NET ASSETS CONSIST OF:
Paid in capital	$ 19,584,443	$ 29,797,455	$ 40,515,819	$ 39,501,043	$ 33,919,459	$ 50,215,366
Undistributed net investment income (loss)	(57,831)	(29,411)	15,361	(190,772)	(167,300)	(238,909)
Accumulated net realized gain (loss) on
investments and futures contracts	(5,141,035)	(1,624,420)	(370,981)	(2,279,419)	(2,607,923)	(4,944,579)
Net unrealized appreciation on
investments and futures contracts	(2,265)	421,758	1,389,869	(1,554,380)	683,450	2,375,629
Net Assets	$ 14,383,312	$ 28,565,382	$ 41,550,068	$ 35,476,472	$ 31,827,686	$ 47,407,507

Shares of beneficial interest outstanding	1,527,470	2,976,210	3,905,999	3,875,368	3,236,644	4,738,882
Net Asset Value, offering price and
redemption price per share	$ 9.42	$ 9.60	$ 10.64	$ 9.15	$ 9.83	$ 10.00

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Six Months Ended October 31, 2011 (Unaudited)

				Toews Hedged
	Toews Hedged	Toews Hedged	Toews Hedged	International	Toews Hedged	Toews Hedged
	Emerging Markets	Growth Allocation	High Yield Bond	Developed Markets	Large Cap	Small & Mid Cap
	Fund	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest income	$ 7,291	$ 9,236	$ 2,583	$ 9,142	$ 8,816	$ 10,135
Dividend income	-	126,784	514,757	-	-	-
Total Investment Income	7,291	136,020	517,340	9,142	8,816	10,135

Operating Expenses:
Investment Advisory Fees	159,756	161,234	179,186	159,733	140,718	199,066
Administration fees	15,756	19,099	20,150	18,205	15,931	22,509
Registration fees	15,123	15,123	15,123	15,123	15,123	15,123
Fund Accounting fees	14,687	14,101	10,594	10,558	8,825	12,330
Professional fees	13,307	13,405	9,995	9,979	8,343	11,634
Transfer Agent fees	9,157	9,039	6,792	6,776	5,659	7,907
Non 12b-1 Shareholder Servicing fees	8,389	8,997	4,478	2,480	3,471	2,480
Custody fees	5,041	5,042	5,042	5,042	5,042	5,041
Printing expenses	4,597	4,519	3,391	3,380	2,823	3,950
Compliance officer fees	3,058	3,058	2,314	2,314	1,941	2,685
Trustees' fees	3,017	3,017	2,273	2,273	1,900	2,644
Insurance expenses	992	992	744	744	619	867
Miscellaneous expenses	2,992	2,992	2,248	2,248	1,875	2,619
Total Operating Expenses	255,872	260,618	262,330	238,855	212,270	288,855
Less: Expenses waived and / or
reimbursed by Adviser	(65,122)	(59,146)	(37,992)	(38,941)	(36,154)	(39,811)
Net Operating Expenses	190,750	201,472	224,338	199,914	176,116	249,044

Net Investment Income (Loss)	(183,459)	(65,452)	293,002	(190,772)	(167,300)	(238,909)

Realized and Unrealized
Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	-	(138,818)	(869,445)	-	-	-
Futures Contracts	(4,187,534)	(2,844,644)	-	(1,781,127)	(3,209,257)	(6,883,294)
Net change in unrealized appreciation
(depreciation) on:
Investments	-	68,077	851,092	-	-	-
Futures Contracts	(2,292,650)	(999,186)	-	(3,109,160)	62,950	1,482,469
Net Realized and Unrealized
Gain (Loss) on Investments	(6,480,184)	(3,914,571)	(18,353)	(4,890,287)	(3,146,307)	(5,400,825)

Net Increase (Decrease) in
Net Assets Resulting
From Operations	$ (6,663,643)	$ (3,980,023)	$ 274,649	$ (5,081,059)	$ (3,313,607)	$ (5,639,734)

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Emerging Markets		Toews Hedged Growth Allocation		Toews Hedged High Yield Bond
	Fund		Fund		Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31, 2011	Year Ended	October 31, 2011	Period Ended	October 31, 2011	Period Ended
	(Unaudited)	April 30, 2011	(Unaudited)	April 30, 2011 (a)	(Unaudited)	April 30, 2011 (b)
Operations:
Net investment income (loss)	$ (183,459)	$ 125,628	$ (65,452)	$ 211,954	$ 293,002	$ 951,060
Net realized gain (loss) on investments
and futures contracts	(4,181,279)	(953,166)	(2,983,462)	1,348,684	(869,445)	504,231
Distributions of capital gains from underlying
investment companies	-	-	-	10,358	-	36,770
Net change in unrealized appreciation
(depreciation) on investments
and futures contracts	(2,292,650)	(227,563)	(931,109)	1,352,867	851,092	538,777
Net increase (decrease) in net assets
resulting from operations	(6,657,388)	(1,055,101)	(3,980,023)	2,923,863	274,649	2,030,838

Distributions to Shareholders:
From net realized gains	-	(4,153,398)	-	-	-	(13,925)
Net Investment Income	-	-	-	(175,913)	(277,641)	(979,672)
Total Dividends and Distributions
to Shareholders	-	(4,153,398)	-	(175,913)	(277,641)	(993,597)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	2,619,194	18,423,440	18,198,092	37,234,022	17,215,224	30,438,545
Reinvestment of dividends and distributions	-	3,765,703	-	174,870	257,012	939,098
Cost of shares redeemed	(20,338,012)	(47,498,599)	(24,034,625)	(1,774,904)	(5,644,841)	(2,689,219)
Net increase (decrease) in net assets from
share transactions of beneficial interest	(17,718,818)	(25,309,456)	(5,836,533)	35,633,988	11,827,395	28,688,424

Total Increase (Decrease) in Net Assets	(24,376,206)	(30,517,955)	(9,816,556)	38,381,938	11,824,403	29,725,665

Net Assets:
Beginning of period	38,759,518	69,277,473	38,381,938	-	29,725,665	-
End of period*	$ 14,383,312	$ 38,759,518	$ 28,565,382	$ 38,381,938	$ 41,550,068	$ 29,725,665
* Includes undistributed net investment
income (loss) at end of period	$ (57,831)	$ 125,628	$ (29,411)	$ 36,041	$ 15,361	$ -

	245,534	1,524,541	1,825,375	3,694,260	1,642,628	2,947,459
	-	307,404	-	16,782	24,326	89,577
	(1,923,780)	(4,015,897)	(2,390,487)	(169,720)	(541,128)	(256,863)

beneficial interest outstanding	(1,678,246)	(2,183,952)	(565,112)	3,541,322	1,125,826	2,780,173

(a)	The Toews Hedged Growth Allocation Fund commenced operations on August 2, 2010.
(b)	The Toews Hedged High Yield Bond Fund commenced operations on June 4, 2010.

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged International		Toews Hedged Large Cap		Toews Hedged Small & Mid Cap
	Developed Markets Fund		Fund		Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31, 2011	Period Ended	October 31, 2011	Period Ended	October 31, 2011	Period Ended
	(Unaudited)	April 30, 2011 (a)	(Unaudited)	April 30, 2011 (a)	(Unaudited)	April 30, 2011 (a)
Operations:
Net investment income (loss)	$ (190,772)	$ (2,350)	$ (167,300)	$ (131,367)	$ (238,909)	$ (183,879)
Net realized gain (loss) on investments
and futures contracts	(1,781,127)	(388,428)	(3,209,257)	1,277,385	(6,883,294)	2,736,702
Net change in unrealized appreciation		-		-		-
(depreciation) on investments
and futures contracts	(3,109,160)	1,554,780	62,950	620,500	1,482,469	893,160
Net increase (decrease) in net assets
resulting from operations	(5,081,059)	1,164,002	(3,313,607)	1,766,518	(5,639,734)	3,445,983

Distributions to Shareholders:
From net realized gains	-	(32,716)	-	(544,684)	-	(614,108)
Net Investment Income	-	(74,798)	-	-	-	-
Total Dividends and Distributions
to Shareholders	-	(107,514)	-	(544,684)	-	(614,108)

Share Transactions of
Beneficial Interest:
Net proceeds from shares sold	19,046,378	26,923,537	15,451,755	24,339,910	24,296,234	33,740,621
Reinvestment of dividends and distributions	-	102,926	-	543,076	-	596,376
Cost of shares redeemed	(4,807,092)	(1,764,706)	(4,308,264)	(2,107,018)	(6,158,157)	(2,259,708)
Net increase (decrease) in net assets from
share transactions of beneficial interest	14,239,286	25,261,757	11,143,491	22,775,968	18,138,077	32,077,289

Total Increase (Decrease) in Net Assets	9,158,227	26,318,245	7,829,884	23,997,802	12,498,343	34,909,164

Net Assets:
Beginning of period	26,318,245	-	23,997,802	-	34,909,164	-
End of period*	$ 35,476,472	$ 26,318,245	$ 31,827,686	$ 23,997,802	$ 47,407,507	$ 34,909,164
* Includes undistributed net investment
income (loss) at end of period	$ (190,772)	$ -	$ (167,300)	$ -	$ (238,909)	$ -

Share Activity:
Shares Sold	1,927,269	2,601,290	1,515,251	2,301,865	2,366,437	3,130,857
Shares Reinvested	-	9,878	-	50,238	-	52,683
Shares Redeemed	(493,237)	(169,832)	(429,072)	(201,638)	(601,950)	(209,145)
Net increase (decrease) in shares of
beneficial interest outstanding	1,434,032	2,441,336	1,086,179	2,150,465	1,764,487	2,974,395

(a)	The Toews Hedged International Developed Markets Fund, Toews Hedged Large Cap Fund and Toews Hedged Small & Mid Cap Fund
commenced operations on June 4, 2010.

See accompanying notes to financial statements.

Toews Hedged Emerging Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period
	For the Six Months
	ended		For the Year	For the Period
	October 31, 2011		ended	ended
	(Unaudited)		April 30, 2011	April 30, 2010*

Net asset value, beginning of period	$ 12.09		$ 12.85	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)	(0.08)		0.02	(0.01)
Net realized and unrealized gain on investments	(2.59)		0.05	2.92
Total from investment operations	(2.67)		0.07	2.91

LESS DISTRIBUTIONS:
From net investment income	-		-	(0.06)
From net realized gains on investments	-		(0.83)	-
Total distributions	-		(0.83)	(0.06)

Net asset value, end of period	$ 9.42		$ 12.09	$ 12.85

Total return (b)	(22.08)%	(f)	0.47%	29.12%	(f)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 14,383		$ 38,760	$ 69,277
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50%	(d)	1.50%	1.50%	(d)
Expenses, before reimbursement (c)	2.02%	(d)	1.76%	1.78%	(d)
Net investment income (loss), net of reimbursement (c) (e)	(1.45)%		0.20%	(0.07)%
Net investment income (loss), before reimbursement (c) (e)	(1.96)%		(0.06)%	(0.35)%
Portfolio turnover rate	0%		419%	206%

*The Fund commenced operations on May 15, 2009.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Annualized for periods of less than one year.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights

Selected data based on a share outstanding throughout each period
	For the Six Months
	ended	For the Period
	October 31, 2011	ended
	(Unaudited)	April 30, 2011*

Net asset value, beginning of period	$ 10.84	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	(0.02)	0.10
Net realized and unrealized gain on investments	(1.22)	0.81
Total from investment operations	(1.24)	0.91

LESS DISTRIBUTIONS:
From net investment income	-	(0.07)
From net realized gains on investments	-	-
Total distributions	-	(0.07)

Net asset value, end of period	$ 9.60	$ 10.84

Total return (b) (f)	(11.44)%	9.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 28,565	$ 38,382
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%	1.25%
Expenses, before reimbursement (c) (d)	1.62%	1.62%
Net investment income (loss), net of reimbursement (c) (e)	(0.41)%	1.32%
Net investment income (loss), before reimbursement (c) (e)	(0.78)%	0.95%
Portfolio turnover rate (f)	0%	246%

* The Fund commenced operations on August 2, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights

Selected data based on a share outstanding throughout each period
	For the Six Months
	ended	For the Period
	October 31, 2011	ended
	(Unaudited)	April 30, 2011*

Net asset value, beginning of period	$ 10.69	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (a)	0.09	0.56
Net realized and unrealized gain on investments	(0.05)	0.68
Total from investment operations	0.04	1.24

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.54)
From net realized gains on investments	-	(0.01)
Total distributions	(0.09)	(0.55)

Net asset value, end of period	$ 10.64	$ 10.69

Total return (b) (f)	0.34%	12.61%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 41,550	$ 29,726
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%	1.25%
Expenses, before reimbursement (c) (d)	1.47%	1.75%
Net investment income, net of reimbursement (c) (e)	1.64%	6.02%
Net investment income, before reimbursement (c) (e)	1.42%	5.52%
Portfolio turnover rate (f)	370%	178%

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged International Developed Markets Fund
Financial Highlights

Selected data based on a share outstanding throughout each period
	For the Six Months
	ended	For the Period
	October 31, 2011	ended
	(Unaudited)	April 30, 2011*

Net asset value, beginning of period	$ 10.78	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.06)	0.00	**
Net realized and unrealized gain on investments	(1.57)	0.87
Total from investment operations	(1.63)	0.87

LESS DISTRIBUTIONS:
From net investment income	-	(0.06)
From net realized gains on investments	-	(0.03)
Total distributions	-	(0.09)

Net asset value, end of period	$ 9.15	$ 10.78

Total return (b) (f)	(15.12)%	8.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 28,565	$ 26,318
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%	1.25%
Expenses, before reimbursement (c) (d)	1.50%	1.84%
Net investment loss, net of reimbursement (c) (e)	(1.20)%	(0.02)%
Net investment loss, before reimbursement (c) (e)	(1.44)%	(0.61)%
Portfolio turnover rate (f)	30%	529%

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

**Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Toews Hedged Large Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period
	For the Six Months
	ended	For the Period
	October 31, 2011	ended
	(Unaudited)	April 30, 2011*

Net asset value, beginning of period	$ 11.16	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.06)	(0.11)
Net realized and unrealized gain on investments	(1.27)	1.72
Total from investment operations	(1.33)	1.61

LESS DISTRIBUTIONS:
From net investment income	-	-
From net realized gains on investments	-	(0.45)
Total distributions	-	(0.45)

Net asset value, end of period	$ 9.83	$ 11.16

Total return (b) (f)	(11.92)%	16.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 31,828	$ 23,998
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%	1.25%
Expenses, before reimbursement (c) (d)	1.51%	1.85%
Net investment loss, net of reimbursement (c) (e)	(1.19)%	(1.15)%
Net investment loss, before reimbursement (c) (e)	(1.45)%	(1.76)%
Portfolio turnover rate (f)	0%	0%

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Small & Mid Cap Fund
Financial Highlights

Selected data based on a share outstanding throughout each period
	For the Six Months
	ended	For the Period
	October 31, 2011	ended
	(Unaudited)	April 30, 2011*

Net asset value, beginning of period	$ 11.74	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)	(0.06)	(0.11)
Net realized and unrealized gain on investments	(1.68)	2.22
Total from investment operations	(1.74)	2.11

LESS DISTRIBUTIONS:
From net investment income	-	-
From net realized gains on investments	-	(0.37)
Total distributions	-	(0.37)

Net asset value, end of period	$ 10.00	$ 11.74

Total return (b) (f)	(14.82)%	21.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 31,828	$ 34,909
Ratios to average net assets
Expenses, net of reimbursement (c) (d)	1.25%	1.25%
Expenses, before reimbursement (c) (d)	1.45%	1.71%
Net investment loss, net of reimbursement (c) (e)	(1.20)%	(1.16)%
Net investment loss, before reimbursement (c) (e)	(1.40)%	(1.62)%
Portfolio turnover rate (f)	705%	0%

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.

(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any.  Had the Manager not absorbed a portion of the expenses, total returns would have been lower.

(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements

October 31, 2011 (Unaudited)

NOTE 1. ORGANIZATION

The Toews Funds (each a “Fund”, collectively the “Funds”) are series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The Funds are the Toews Hedged Emerging Markets Fund (the “Emerging Markets Fund”), Toews Hedged Growth Allocation Fund (the “Growth Allocation Fund”), Toews Hedged High Yield Bond Fund (the “High Yield Bond Fund), Toews Hedged International Developed Markets Fund (the “International Developed Markets Fund”), Toews Hedged Large Cap Fund (the “Large Cap Fund”) and Toews Hedged Small & Mid Cap Fund (the “Small & Mid Cap Fund”.  The primary investment objective of each Fund is as follows:

Fund

Primary Objective

Emerging Markets Fund

Growth

Growth Allocation Fund

Growth

High Yield Bond Fund

Income

International Developed Markets Fund

Growth

Large Cap Fund

Growth

Small & Mid Cap Fund

Growth

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Security Valuation - The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Funds’ assets and liabilities measured at fair value:

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes*	$ -	$ 5,458,050	$ -	$ 5,458,050
Short-Term Investments	5,641,339	-	-	5,641,339
Total	$ 5,641,339	$ 5,458,050	$ -	$ 11,099,389
Liabilities
Futures Contracts	$ 2,265	$ -	$ -	$ 2,265
Total	$ 2,265	$ -	$ -	$ 2,265

Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$ 6,779,013	$ -	$ -	$ 6,779,013
Bonds & Notes*	-	6,857,300	-	6,857,300
Short-Term Investments	13,091,093	-	-	13,091,093
Futures Contracts	198,638	-	-	198,638
Total	$ 20,068,744	$ 6,857,300	$ -	$ 26,926,044

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 40,388,519	$ -	$ -	$ 40,388,519
Exchange Traded Funds*	1,091,322	-	-	1,091,322
Short-Term Investments	163,131	-	-	163,131
Total	$ 41,642,972	$ -	$ -	$ 41,642,972

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

International Developed Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes*	$ -	$ 6,685,050	$ -	$ 6,685,050
Short-Term Investments	26,557,494	-	-	26,557,494
Total	$ 26,557,494	$ 6,685,050	$ -	$ 33,242,544
Liabilities
Futures Contracts	$ 1,554,380	$ -	$ -	$ 1,554,380
Total	$ 1,554,380	$ -	$ -	$ 1,554,380

Large Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes*	$ -	$ 6,685,050	$ -	$ 6,685,050
Short-Term Investments	21,632,542	-	-	21,632,542
Futures Contracts	683,450	-	-	683,450
Total	$ 22,315,992	$ 6,685,050	$ -	$ 29,001,042

Small & Mid Cap Fund

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes*	$ -	$ 6,782,150	$ -	$ 6,782,150
Short-Term Investments	31,333,909	-	-	31,333,909
Futures Contracts	2,375,629	-	-	2,375,629
Total	$ 33,709,538	$ 6,782,150	$ -	$ 40,491,688

*Please refer to the Schedule of Investments for Industry classifications.

The Funds did not hold any Level 3 securities during the period.

There were no significant transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the period.

New Accounting Pronouncement – In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax year (2009-2010) for Emerging Markets Fund, or expected to be taken in the Funds 2011 tax returns.  The Funds identify its major tax jurisdictions as U.S. Federal and Nebraska State.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns filed for the last three years.

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective.  To manage equity price risk, the Fund may enter into futures contracts.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.  Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

As of October 31, 2011, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund	Statements of Assets and Liabilities Variation Margin and Unrealized Appreciation (Depreciation)	Statements of Operations Change in Unrealized	Statements of Operations Realized Gain (Loss)
Emerging Markets Fund	$ (2,265)	$(2,292,650)	$(4,187,534)
Growth Allocation Fund	198,638	(999,186)	(2,844,644)
International Developed Markets Fund	(1,554,380)	(3,109,160)	(1,781,127)
Large Cap Fund	683,450	62,950	(3,209,257)
Small & Mid Cap Fund	2,375,629	1,482,469	(6,883,294)

Such figures can be found on the Statement of Assets & Liabilities and Statements of Operations.

Dividends and Distributions - The Funds will pay dividends from net investment income, if any, at least annually and will declare and pay distributions from net realized capital gains, if any, annually except for the High Yield Bond which will pay dividends from net investment income, if any, monthly and pay distributions from net realized capital gains, if any, annually.  The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the “Manager”).  The Manager has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios, subject to the authority of the Board.  The Manager receives a monthly fee payable by the Funds and calculated at an annual rate of 1.25% of the average daily net assets of the Emerging Markets Fund and 1.00% of the average daily net assets of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds.

The Manager has contractually agreed to waive its management fees and/or make payments to limit the Funds’ expenses (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses, such as litigation) at least until August 31, 2012, so that the total annual operating expenses of the Emerging Markets Fund does not exceed 1.50%, and the expenses of the Growth Allocation, High Yield Bond, International Developed Markets, Large Cap and Small & Mid Cap Funds do not exceed 1.25% of average daily net assets.  For the six months ended October 31, 2011, the Manager waived the following fees:

Fund

Fees Waived

Emerging Markets Fund

      $65,122

Growth Allocation Fund

        59,146

High Yield Bond Fund

        37,992

International Developed Markets Fund

        38,941

Large Cap Fund

        36,154

Small & Mid Cap Fund

        39,811

Fees waived or expenses reimbursed may be recouped by the Manager from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above.  The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund

April 2013

April 2014

April 2015

Emerging Markets Fund

 $114,933

$162,085

  $65,122

Growth Allocation Fund

-

    61,968

    59,146

High Yield Bond Fund

                -

    78,864

    37,992

International Developed Markets Fund

-                   69,514

    38,941

Large Cap Fund

                -

    68,982

    36,154

Small & Mid Cap Fund

                -

    73,058

    39,811

The Funds have entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS provides administrative, fund accounting, transfer agency and custody administration services to the Fund.  Agreements with GFS are as follows:

Administration - The Funds pay GFS a basis point fee in decreasing amounts as Funds assets reach certain breakpoints.  The Funds also pay GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $120,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $250 million in net assets

  8 basis points or 0.08% per annum on the next $250 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $500 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Funds pay GFS a base annual fee of $132,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

  1 basis point or 0.01% on net assets over $100 million

  Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly per fund as follows:

The greater of the annual minimum or per account charges.  The annual minimum is $60,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Funds for such services provided by GFS are disclosed in the Statement of Operations.

A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the six months ended October 31, 2011, is summarized below.

Emerging Markets Fund

    $3,058

Growth Allocation Fund

      3,058

High Yield Bond Fund

      2,314

International Developed Markets Fund

      2,314

Large Cap Fund

      1,941

Small & Mid Cap Fund

      2,685

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  GemCom’s collection for EDGAR and printing services performed, for the six months ended October 31, 2011, is summarized below.

Emerging Markets Fund

    $3,207

Growth Allocation Fund

      3,058

High Yield Bond Fund

      2,314

International Developed Markets Fund

      2,314

Large Cap Fund

      1,941

Small & Mid Cap Fund

      2,685

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  During the six months ended October 31, 2011, the Funds did not pay distribution related charges pursuant to the Plan.

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended October 31, 2011, amounted to the following:

Fund

  Purchases

       Sales

Emerging Markets Fund

$    5,463,050

$             5,000

Growth Allocation Fund

    27,558,526

     22,655,720

High Yield Bond Fund

    85,936,924

     74,156,515

International Developed Markets Fund

      6,685,050

                     -

Large Cap Fund

      7,749,050

           885,000

Small & Mid Cap Fund

      6,792,151

             10,000

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the period ended April 30, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Emerging Markets Fund	$ 4,147,897	$ 5,501	$ 4,153,398
Growth Allocation Fund	175,913	-	175,913
High Yield Bond Fund	993,597	-	993,597
International Developed Markets Fund	101,099	6,415	107,514
Large Cap Fund	182,171	362,513	544,684
Small & Mid Cap Fund	196,607	417,501	614,108

The tax character of distributions for the Emerging Markets Fund for the period ended April 30, 2010 was $266,762 of ordinary income.

As of April 30, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post	Accumulated	Unrealized	Total
	Ordinary	Long-Term	October	Capital &	Appreciation/	Accumulated
	Income	Capital Gains	Losses	Other (Losses)	(Depreciation)	Earnings/(Deficits)
Emerging Markets Fund	$ 1,050,446	$ 405,811	$ -	$ -	$ -	$ 1,456,257
Growth Allocation Fund	1,844,644	750,584	-	-	152,722	2,747,950
High Yield Bond Fund	473,649	36,615	-	-	526,977	1,037,241
International Developed Markets Fund	429,267	627,221	-	-	-	1,056,488
Large Cap Fund	445,616	776,218	-	-	-	1,221,834
Small & Mid Cap Fund	1,071,459	1,760,416	-	-	-	2,831,875

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the tax treatment of short-term capital gains.

Permanent book and tax differences, primarily attributable to non-deductible expenses, net operating losses and reclass of ordinary income distributions, resulted in reclassification for the tax year ended April 30, 2011 for the funds as follows:

			Accumulated Net Realized
	Paid in	Undistributed Net	Gain (Loss) on Investments
	Capital	Investment Income	and Futures Contracts
Emerging Markets Fund	$ (168)	$ 168	$ -
Growth Allocation Fund	-	-	-
High Yield Bond Fund	-	28,612	(28,612)
International Developed Markets Fund	-	77,148	(77,148)
Large Cap Fund	-	131,367	(131,367)
Small & Mid Cap Fund	-	183,879	(183,879)

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending September 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  Relevant information regarding the impact of the Act on the Fund, if any, will be included in the April 30, 2012 annual report.

NOTE 6. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their investment objectives by investing a portion of assets in Invesco AIM Funds – Liquid Assets Portfolio (the “Portfolio”), a registered open-end fund incorporated in the USA. The Funds may redeem its investment from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Portfolio.  The financial statements of the Portfolio, including the portfolio of investments, can be found at Invesco’s website www.invesco.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2011, the percentage of the Funds’ net assets invested in the Portfolio was as follows:

Fund	Percentage of Net Assets Invested in the Portfolio
Emerging Markets Fund	39.2%
Growth Allocation Fund	45.9%
High Yield Bond Fund	0.4%
International Developed Markets Fund	74.9%
Large Cap Fund	68.0%
Small & Mid Cap Fund	66.1%

The Toews High Yield Fund currently seeks to achieve its investment objective by investing a portion of assets in the PIMCO High Yield Fund, a registered open-end fund incorporated in the USA. The Toews High Yield Fund may redeem its investment from the PIMCO High Yield Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the PIMCO High Yield Fund.  The financial statements of the PIMCO High Yield Fund, including the portfolio of investments, can be found at PIMCO’s website www.pimco.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2011, the percentage of the Fund’s net assets invested in the PIMCO High Yield Fund was 32.5%.

NOTE 7.  PROXY VOTE

At a Special Meeting of Shareholders of the Toews Hedged Emerging Markets Fund (the “Fund”), held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Thursday, December 8, 2011, shareholders of record at the close of business on September 21, 2011 voted to approve the following proposals:

Proposal 1: To approve a new management agreement between the Northern Lights Fund Trust and Toews Corporation, the investment adviser to the Fund:

Shares Voted

Shares Voted Against

 In Favor

or Abstentions

933,342

112,192

Toews Funds

Notes to Financial Statements (Continued)

October 31, 2011 (Unaudited)

Proposal 2: To approve payment of certain accrued advisory fees to Toews Corporation for its service to the Fund from May 14, 2011 until the new Management Agreement is approved by shareholders:

Shares Voted

Shares Voted Against

 In Favor

or Abstentions

910,691

134,841

NOTE 8.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on May 1, 2011 and held until October 31, 2011.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period*	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Hedged Emerging Markets Fund	$1,000.00	$779.20	$ 6.71	$1,000.00	$1,017.60	$ 7.61	1.50%
Hedged Growth Allocation Fund	$1,000.00	$882.80	$ 5.92	$1,000.00	$1,018.85	$ 6.34	1.25%
Hedged High Yield Bond Fund	$1,000.00	$1,003.40	$ 6.29	$1,000.00	$1,018.85	$ 6.34	1.25%
Hedged International Developed Markets Fund	$1,000.00	$848.80	$ 5.81	$1,000.00	$1,018.85	$ 6.34	1.25%
Hedged Large Cap Fund	$1,000.00	$880.80	$ 5.91	$1,000.00	$1,018.85	$ 6.34	1.25%
Hedged Small & Mid Cap Fund	$1,000.00	$842.40	$ 5.79	$1,000.00	$1,018.85	$ 6.34	1.25%

*Expenses Paid During  are equal to the Funds’ annualized expense ratios of 1.50% and 1.25% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the number of days in the period ending October 31, 2011).

Toews Funds

Supplemental Information

October 31, 2011 (Unaudited)

Renewal of Advisory Agreement – Toews Funds

At a meeting of the Board of Trustees on August 18, 2011, the Board, including the Independent Trustees, deliberated whether to approve a new Management Agreement (“New Management Agreement”) with the Toews Corporation (the “Adviser”) for the Toews Hedged Emerging Markets Fund and to renew the existing Management Agreement (“Existing Management Agreement”) for the other Toews Funds, except for the Toews Hedged Commodities Fund (which had not yet commenced operations).  In determining to approve the New Management Agreement and renew the Existing Management Agreements, the Trustees considered written materials provided by the Adviser and the Trust’s administrator (the “Report”) that had been provided to the Board prior to the meeting.  These materials included information on: (a) the investment performance of the Adviser; (b) the Adviser’s distribution plans for Fund shares; and (c) the Adviser’s compliance policies, staff and practices with respect to compliance with each Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser, including information on the overall organization of the Adviser and investment management staffing.  The Trustees also spoke via telephone with a representative of the Adviser to discuss the Funds’ performance.

In their consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser’s operations and the experience of its Fund management personnel.  The Trustees noted that the services provided by the Adviser under the New Management Agreement would be identical to those provided under the initial Management Agreement and those provided under the Existing Management Agreement for the other Toews Funds.  The Board then reviewed financial information regarding the Adviser. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the Adviser’s past performance as investment adviser to the Funds, as well as the performance of the Adviser’s separately managed accounts and other factors relating to their track records. The Board noted that for the one-year period ended August 10, 2011, the Funds had each underperformed their respective   benchmark and the median performance for funds in their respective peer group.  The Board noted that the Adviser had selected the funds in the peer groups by evaluating funds that employ alternative strategies, tactical trading or dynamic hedging. The Board noted that the adviser believes that the peer funds have similar challenges as the Fund in terms of liquidity and investment-related expenses.

After discussing the Funds’ performance, the Board noted that the Adviser’s investment decisions are based on a proprietary, back-tested, mathematical model developed by the Adviser, which the Adviser believes will, in the longer-term, outperform the benchmark and more effectively manage risk.  The Board further noted that the Funds’ performance reflected only the short period during which the Funds have operated. The Board concluded that the Adviser has the potential to deliver favorable performance and noted that they would continue to monitor each Fund’s performance.

Fees and Expenses.  The Board noted that the Adviser proposed charging a 1.25% annual management fee based on the average net assets of the Toews Hedged Emerging Markets Fund, which is the same fee that was charged under the initial Management Agreement, and charges 1.00% for each of the other Toews Funds. With respect to the Toews Hedged Emerging Markets Fund, the Board noted that the Fund’s management fee and expense ratio were above the respective averages for the peer group of funds, but lower than or in line with certain funds in the peer group.  With respect to the Toews Hedged Small & Mid-Cap Fund, Toews Hedged International Developed Markets Fund, Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund and Toews Hedged Large-Cap Fund, the Board noted that the Funds’ management fee was above the respective average for each Fund’s peer group, but the Funds’ expense ratios were below the respective average for each Fund’s peer group.  The Trustees concluded that each Fund’s management fee and expense ratio was reasonable in light of the services each Fund expects to receive or currently receives from the Adviser, the Adviser’s investment in its proprietary models, and the level of fees paid by the funds in the peer group.

Toews Funds

Supplemental Information (Continued)

October 31, 2011 (Unaudited)

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any economies of scale.  It was noted that because of each Fund’s size, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

Profitability.  The Board, including the Independent Trustees, considered the estimated profits realized, or to be realized, by the Adviser in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees noted that because the Adviser’s expenses for developing its investment models had already been incurred, the Adviser’s profitability from servicing the Funds would quickly increase as the Funds grew, which seemed appropriate in light of those early development costs. The Trustees concluded that because of the Funds’ current asset levels, the Adviser’s level of profitability from its relationship with each Fund would not be excessive.  However, they noted that they would consider whether breakpoints in the management fees were needed to ensure the Adviser’s profitability did not become excessive when they next consider whether to renew the Management Agreements.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the New Management Agreement and the Existing Management Agreement for the other Toews Funds, except for the Toews Hedged Commodities Fund, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, determined that approval of the proposed New Management Agreement is in the best interests of the Toews Hedged Emerging Markets Fund and its shareholders and that the renewal of the Management Agreement for the other Toews Funds, except for the Toews Hedged Commodities Fund, is in the best interests of the Funds and their shareholders.  Accordingly, the Board of Trustees, including the Independent Trustees, unanimously approved the New Management Agreement and voted to recommend it to shareholders for approval and approved the renewal of the Management Agreement for the other Toews Funds.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

TOEWS FUNDS

Adviser	Toews Corporation Cornerstone Commerce Center 1201 New Road, Suite 111 Linwood, NJ 08221
Distributor	Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137
Legal Counsel	Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089
Transfer Agent	Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, NE 68137
Custodian	Fifth Third Bank 38 Fountain Square Plaza Cincinnati, Ohio 45263
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP 1818 Market Street, Suite 2400 Philadelphia, PA 19103

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

Toews Funds • 4020 South 147th St. • Suite 2 • Omaha, NE 68137

1-877-558-6397

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/12